INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,507	$ 12,558
Accumulated amortization	8,862	8,255
Intangible assets, net	3,645	4,303
Know-How and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,194	4,525
Accumulated amortization	4,162	4,478
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,873	5,766
Accumulated amortization	2,774	2,154
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,582	1,521
Accumulated amortization	1,093	877
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	858	746
Accumulated amortization	$ 833	$ 746